Organization and Principal Activities (Financial information of consolidated VIEs) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2013 Consolidated VIEs without recourse to the Company [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs without recourse to the Company [Member] CNY	Dec. 31, 2012 Consolidated VIEs without recourse to the Company [Member] CNY	Dec. 31, 2011 Consolidated VIEs without recourse to the Company [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 320,637,000		1,941,037,000		1,556,028,000				$ 187,029,000	1,132,220,000	613,359,000
Non-current assets	19,116,000		115,723,000		125,139,000				7,225,000	43,736,000	50,442,000
Total assets	339,753,000		2,056,760,000		1,681,167,000				194,254,000	1,175,956,000	663,801,000
Accounts payable	36,111,000		218,604,000		154,637,000				35,938,000	217,556,000	150,367,000
Amounts due to related parties	3,475,000		21,034,000		1,806,000				84,000	509,000	2,167,000
Amounts due to inter-company entities									111,713,000	676,275,000	314,966,000
Advances from customers	1,773,000		10,732,000		5,884,000				1,738,000	10,519,000	5,335,000
Taxes payable	9,604,000		58,140,000		40,156,000				2,582,000	15,631,000	29,605,000
Salary and welfare payable	16,326,000		98,831,000		63,631,000				14,420,000	87,293,000	49,199,000
Accrued expenses and other current liabilities	10,267,000		62,153,000		40,717,000				8,323,000	50,389,000	32,479,000
Current liabilities	77,556,000		469,494,000		306,831,000				174,798,000	1,058,172,000	584,118,000
Long-term liabilities	2,020,000		12,231,000		7,996,000				2,020,000	12,231,000	7,996,000
Total liabilities	79,576,000		481,725,000		314,827,000				176,818,000	1,070,403,000	592,114,000
Revenues	235,306,000	[1]	1,424,475,000	[1]	1,111,004,000	[1]	950,592,000	[1]	234,351,000	1,418,693,000	1,105,053,000	939,954,000
Net (loss)/income	45,925,000		278,023,000		107,359,000		102,475,000		2,453,000	14,851,000	16,359,000	(6,757,000)
Net cash provided by operating activities	57,453,000		347,802,000		109,580,000		64,637,000		67,215,000	406,898,000	118,870,000	46,032,000
Net cash used in investing activities	18,446,000		111,664,000		471,030,000		(803,200,000)		(1,355,000)	(8,202,000)	(29,578,000)	(16,144,000)
Net cash used in financing activities	(10,684,000)		(64,679,000)		(60,110,000)		863,180,000		0	0	0	(4,066,000)
Inter-company technical services fees									$ 62,900,000	380,900,000	186,000,000	192,600,000

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2011 2012 2013 2013 RMB RMB RMB US$ Net advertising revenues 26,201 35,438 45,127 7,454 Paid service revenues 445,096 429,125 413,407 68,290 Cost of revenues (73,833) (67,481) (76,491) (12,635) Sales and marketing expenses (663) (916) (1,040) (172) General and administrative expenses (1,139) (646) (404) (67) Technology and product development expenses (533) - - -